SHARE-BASED PAYMENTS - Share Option Plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share-based Payment Arrangements [Abstract]
Options outstanding, beginning balance (in shares) | shares	12,085	19,971
Granted (in shares) | shares	577	599
Exercised (in shares) | shares	(1,412)	(7,722)
Forfeited (in shares) | shares	(181)	(332)
Expired (in shares) | shares	(387)	(431)
Options outstanding, ending balance (in shares) | shares	10,682	12,085
Weighted average exercise price, outstanding, beginning balance (in CAD per share) | $ / shares	$ 41.56	$ 41.33
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares	45.37	45.61
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares	36.24	41.42
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares	39.85	38.60
Weighted average exercise price of share options expired in share-based payment arrangement (in CAD per share) | $ / shares	44.80	41.31
Weighted average exercise price, outstanding, ending balance (in CAD per share) | $ / shares	$ 42.38	$ 41.56